Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

On May 29, 2026, Changzhou Zhongjin entered into a loan agreement with Bank of Communications to borrow $724,000 (RMB 5.0 million) as working capital, with a maturity date of May 29, 2027. The loan bears a fixed interest rate of 2.8% per annum. Mr. Erqi Wang is a co-borrower on the loan and is jointly and severally liable for the full repayment of principal and interest under the agreement.

On June 8, 2026, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $724,000 (RMB 5.0 million) as working capital for six months, with a maturity date of December 8, 2026. The loan bears a floating rate of China’s LPR minus 20 basis points, with every one-month adjustments starting from the loan disbursement date. In addition, Changzhou Zhongjin pledged its patent rights as collateral to guarantee the Company’s loan from China Merchants Bank. The loan was guaranteed by Mr. Erqi Wang.

On June 9, 2026, the Company entered into a Financial Advisory Engagement Agreement (the “Advisory Agreement”) with Goldeenridge Ventures Ltd. (“Goldeenridge”), pursuant to which Goldeenridge agreed to provide financial advisory services in connection with a proposed asset acquisition project involving Beijing Tongsheng Technology Co., Ltd., in a stock issuance, asset acquisition, share exchange or another structure as agreed by the relevant parties (the “Transaction”). The Company also agreed to issue to Goldeenridge, or its designated nominee(s), an aggregate number of Class A Ordinary Shares equal to ten percent (10%) of the Class A ordinary shares issued by the Company as asset acquisition consideration in the Transaction, as compensation for the financial advisory services rendered in connection with the Transaction. Based on the current expected number of Consideration Shares, the Company currently expects to issue 6,418,646 Class A Ordinary Shares to Goldeenridge or its designee(s) upon the Closing.

On June 29, 2026, the Company entered into a VIE Control Acquisition and Share Issuance Agreement (the “Acquisition Agreement”) with Erhua Med, Beijing Tongsheng Technology Co., Ltd. (the “Target”), Chang Gil Lee (the “Seller”), and the share recipients identified therein solely for the limited purposes set forth in the Acquisition Agreement. Pursuant to the Acquisition Agreement, and subject to the satisfaction or waiver of the conditions set forth therein, the Company and Erhua Med agreed to acquire contractual control over, and the right to receive substantially all of the economic benefits of, the Target through a series of the VIE Agreements to be executed and delivered at the Closing. Following the Closing, Erhua Med is expected to obtain contractual control, economic benefit rights, equity pledge rights, voting proxy rights and exclusive option rights with respect to the Target pursuant to the VIE Agreements. Neither the Company nor Erhua Med will acquire legal title to the equity interests of the Target. As consideration for entering into and performing the VIE Agreements and the transactions contemplated by the Acquisition Agreement, the Company agreed that, at the Closing, it will issue Class A Ordinary Shares to the Seller and/or the Seller’s designated share recipients. The aggregate number of Class A Ordinary Shares will be determined by dividing $105,329,974 by the issue price per share, which equals the lowest volume-weighted average price (“VWAP”) of the Class A Ordinary Shares during the ninety (90) consecutive trading days ending on the trading day immediately preceding execution of the Acquisition Agreement, rounded to the nearest whole share. Based on such pricing methodology, the Company currently expects to issue 64,186,456 Class A Ordinary Shares.

On June 29, 2026, Taizhou Zhongjin entered into a loan agreement with Bank of Communications to borrow $666,080 (RMB 4.6 million) as working capital, with a maturity date of June 29, 2027. The loan bears a fixed interest rate of 2.32% per annum. Mr. Erqi Wang is a co-borrower on the loan and is jointly and severally liable for the full repayment of principal and interest under the agreement.

On July 20, 2026, the Company held separate meetings of the holders of its Class A ordinary shares and Class B ordinary shares, followed by an EGM of shareholders. All proposals submitted at the respective meetings were approved. At the EGM, the Company’s shareholders approved, in the order presented: (i) an increase in the Company’s authorized share capital from $50,000 to $15,005,000 through the creation of 14,955,000,000 additional Class A ordinary shares; (ii) an increase in the voting rights attached to each Class B ordinary share from 30 votes to 800 votes per share; (iii) the adoption of the Company’s Third Amended and Restated Memorandum and Articles of Association; (iv) the repurchase and cancellation of 3,769,057 Class A ordinary shares held by Jolly Harmony Enterprises Limited (“Jolly Harmony”); (v) the allotment and issuance of 3,769,057 Class B ordinary shares to Jolly Harmony; (vi) the acquisition of contractual control over, and substantially all of the economic benefits of, Beijing Tongsheng Technology Co., Ltd., together with the related issuance of 64,186,456 Class A ordinary shares as acquisition consideration and the issuance of Class A ordinary shares pursuant to the Financial Advisory Engagement Agreement; and (vii) the adjournment of the EGM, if necessary or appropriate, to permit the further solicitation and voting of proxies.

On July 21, 2026, the transactions contemplated by the Acquisition Agreement were completed. In connection with the closing, the applicable parties executed the VIE Agreements, which became effective as of the closing date. As a result, Erhua Med obtained contractual control over, and the right to receive substantially all of the economic benefits of, the Target, including through the equity pledge, voting proxy and exclusive option arrangements provided under the VIE Agreements. Accordingly, the Company became the primary beneficiary of the Target for accounting purposes and will consolidate the financial results of the Target in accordance with U.S. GAAP beginning on July 21, 2026. At the closing, the Company issued an aggregate of 64,186,456 Class A ordinary shares to the Seller and the Seller’s designated share recipients as consideration for the acquisition and 6,418,646 Class A ordinary shares to Goldeenridge Ventures Ltd. and its designated nominees as compensation for related financial advisory services.

The Company evaluated the subsequent events through August 4, 2026, which is the date of the issuance of these unaudited condensed consolidated financial statements, and concluded that there are no additional subsequent events except disclosed above that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.